Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease, Cost
A summary of the balances relating to the Company’s lease assets and liabilities as of December 31, 2023 and 2022 consisted of the following (in thousands):

	Balance Sheet Location	December 31, 2023	December 31, 2022
Assets
Operating leases	Operating lease right-of-use assets, net	$4,991	$6,555
Equipment finance leases	Property and equipment, net	5,931	7,979
Total lease assets		10,922	14,534

Liabilities
Current
Operating leases	Other current liabilities	1,664	1,530
Equipment finance leases	Other current liabilities	2,005	2,116
Sub-total		3,669	3,646
Non-current
Operating leases	Other non-current liabilities	3,511	5,174
Equipment finance leases	Other non-current liabilities	1,472	4,100
Sub-total		4,983	9,274
Total lease liabilities		$8,652	$12,920
The finance lease cost during the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

		Years Ended December 31,
	Income Statement Location	2023	2022
Amortization	Cost of goods sold	$1,378	$848
Interest accretion on finance lease liabilities	Other expense, net	418	428
Total		$1,796	$1,276

Schedule of Supplemental Cash Flow Information, Weighted-Average Remaining Lease Term and Discount Rate
The weighted-average remaining lease term and discount rates, as well as supplemental cash flow information for the years ended December 31, 2023 and 2022 consisted of the following (in thousands for the supplemental cash flow information):

	Years Ended December 31,
	2023	2022
Supplemental cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	$1,860	$1,734
Right-of-use assets obtained in exchange for operating lease obligations	$—	$437
Weighted average remaining lease term:
Operating leases	2.9 years	3.9 years
Equipment finance leases	1.5 years	2.4 years
Weighted average discount rate:
Operating lease - IBR	5.5%	5.5%
Equipment finance leases - rate implicit in the lease	6.5%	6.9%

Schedule of Operating Leases, Maturity Analysis
A summary of the undiscounted cash flows and a reconciliation to the Company’s lease liabilities as of December 31, 2023 consisted of the following (in thousands):

	December 31, 2023
	Operating Leases	Equipment Finance Leases	Total
2024	$1,907	$2,219	$4,126
2025	1,962	1,119	3,081
2026	1,631	317	1,948
2027	116	128	244
Total future minimum lease payments	5,616	3,783	9,399
Less: imputed interest	441	306	747
Present value of Lease Liabilities	$5,175	$3,477	$8,652

Schedule of Finance Lease, Liability, Maturity Analysis
A summary of the undiscounted cash flows and a reconciliation to the Company’s lease liabilities as of December 31, 2023 consisted of the following (in thousands):

	December 31, 2023
	Operating Leases	Equipment Finance Leases	Total
2024	$1,907	$2,219	$4,126
2025	1,962	1,119	3,081
2026	1,631	317	1,948
2027	116	128	244
Total future minimum lease payments	5,616	3,783	9,399
Less: imputed interest	441	306	747
Present value of Lease Liabilities	$5,175	$3,477	$8,652